Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations
Schedule of fair value recognized on acquisition

in EUR thousands	Fair value recognized on acquisition
Non-current assets	6,592
Property, plant and equipment	206
Right-of-use assets	170
Intangible asset (Technology)	6,216
Current assets	966
Trade and other receivables	658
Cash and cash equivalents	308
Total assets	7,558
Non-current liabilities	134
Lease liabilities	114
Deferred tax liabilities (net of deferred tax assets)	20
Current liabilities	406
Lease liabilities	55
Accounts Payables	346
Other current liabilities	5
Total liabilities	540
Net assets acquired	7,018

Schedule of goodwill recognized as a result of the acquisition in EURk
Consideration transferred	19,481
Net Assets acquired	(7,018)
Goodwill	12,463